1801 California St., Suite 5200 Denver, Colorado 80202

July 11, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

Re:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”). In this regard, we certify that the Registrant’s Prospectus dated July 7, 2017 and Statement of Additional Information dated March 1, 2017, as amended and restated July 7, 2017, otherwise required to be filed under paragraph (c) of Rule 497 of the Securities Act, does not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 248) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on July 6, 2017 via EDGAR (Accession Number 0001193125-17-222846).

Please direct any comments or questions concerning this filing to the undersigned at 832-945-5596.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.